CONDENSED CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common Stock, par or stated value	$ 0.001	$ 0.001
Common Stock, shares authorized	33,333,333	33,333,333
Common Stock, shares issued	19,818,642	19,449,783
Common Stock, shares outstanding	19,818,642	19,449,783
Convertible notes payable, discount	$ 223,250	$ 364,250